Related Party Transactions and Balances - Schedule of Borrowings from (Repayment of Borrowings to) Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Borrowings		$ 12,063,783	$ 25,390,149	$ 18,299,426
Repayment		(18,333,013)	(25,430,969)	(15,002,115)
Ying Tian [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	2,726,628	15,282,433
Repayment	[1]	(4,322,729)	(13,686,332)
Mr. Tang Yuhua [Member]
Related Party Transaction [Line Items]
Borrowings	[1]		1,529,467	2,570,962
Repayment	[1]	(90,342)	(585,656)	(148,610)
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Borrowings	[1]		1,452,195
Repayment	[1]	(1,140,255)	(82,760)
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Borrowings	[1]		1,447,908
Repayment	[1]	(1,447,908)
Yuan Cheng [Member]
Related Party Transaction [Line Items]
Borrowings			1,511,107
Repayment			(1,511,107)
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	70,792	1,412,250	1,486,104
Repayment	[1]	(391,296)	(2,383,234)	(1,604,994)
Shi Lin [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	3,251,942	371,421	6,739,486
Repayment	[1]	(1,917,346)	(5,140,239)	(4,251,152)
Jian Tong [Member]
Related Party Transaction [Line Items]
Borrowings	[1]		151,515
Repayment	[1]	(2,935,253)
Teng Xin [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	2,082,467	285,300	3,120,820
Repayment	[1]	(2,155,930)	(211,837)	(3,120,820)
Skinist Global [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	2,843,804	1,946,553	3,416,086
Repayment	[1]	(2,843,804)	(1,829,804)	(3,551,699)
Skinist Shanghai [Member]
Related Party Transaction [Line Items]
Borrowings	[1]			965,968
Repayment	[1]			(1,209,595)
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Borrowings	[1]
Repayment	[1]			(1,115,245)
Youshan [Member]
Related Party Transaction [Line Items]
Borrowings	[1]	1,088,150
Repayment	[1]	$ (1,088,150)

[1]	During the years ended December 31, 2024, 2023 and 2022, the Company borrowed $12,063,783, $25,390,149 and $18,299,426 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.